Expense Example - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Expense Example:
1 year	$ 330
3 years	463
5 years	608
10 years	1,032
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Expense Example:
1 year	232
3 years	418
5 years	726
10 years	1,406
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Expense Example:
1 year	329
3 years	443
5 years	568
10 years	933
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Expense Example:
1 year	31
3 years	111
5 years	200
10 years	461
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Expense Example:
1 year	26
3 years	80
5 years	141
10 years	$ 318